RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS (SARs) - Summary of Restricted Stock Unit Activity (Detail) (Restricted Stock Units (RSUs) [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Units, Beginning Balance		588,727	680,185
Units, Granted	54,730	0	103,730
Units, Vested		0	(195,940)
Units, Expired or forfeited			0
Units, Ending Balance		588,727	588,727		680,185
Weighted Average Grant Date Fair Value, Period Start (in USD per share)		$ 9.37	$ 8.88
Weighted Average Grant Date Fair Value, Granted (in USD per share)		$ 0.00	$ 11.70		$ 7.57	$ 14.99
Weighted Average Grant Date Fair Value, Vested (in USD per share)		$ 0.00	$ 8.62
Weighted Average Grant Date Fair Value, Expired or forfeited (in USD per share)			$ 0.00
Weighted Average Grant Date Fair Value, Period End (in USD per share)		$ 9.37	$ 9.37		$ 8.88
Unamortized Compensation Expense		$ 1,618 [1]	$ 2,346	[1]
Recognition period of unamortized compensation expense (in years)		3 years	3 years
Total grant-date fair value of Restricted Stock Units that vested			$ 1,689		$ 1,336	$ 1,757
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Ending Balance			587,975
Weighted Average Grant Date Fair Value, Period End (in USD per share)			$ 9.46

[1]	Expected to be recognized over the next three years.